UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0525

Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Income and Growth Fund, Inc.
Schedule of Investments (Unaudited)
September 30, 2005

	Shares and Warrants		Value
Common Stocks and Warrants 66.9%
Aerospace and Defense 1.1%
General Dynamics	2,900	shs.	$ 346,695
Honeywell International	19,100		716,250
			1,062,945
Air Freight and Logistics 0.4%
FedEx	4,190		365,075

Beverages 1.3%
Coca-Cola	17,400		751,506
PepsiCo	8,400		476,364
			1,227,870
Biotechnology 1.2%
Amgen*	7,300	(1)	581,445
Pharmion*	28,400		618,694
			1,200,139
Building Products 0.3%
Masco	10,600		325,208

Capital Markets 2.0%
Bank of New York	16,500		485,265
Goldman Sachs Group	3,510		426,746
Merrill Lynch	8,800		539,880
Morgan Stanley	9,310		502,181
			1,954,072
Chemicals 1.6%
Dow Chemical	11,000		458,370
E. I. duPont de Nemours	16,800		658,056
Praxair	9,700		464,921
			1,581,347
Commercial Banks 2.1%
Bank of America	32,520		1,369,092
Wachovia	13,380		636,754
			2,005,846
Commercial Services and Supplies 1.6%
Cendant	39,600		817,344
Waste Management	24,900		712,389
			1,529,733
Communications Equipment 4.0%
Cisco Systems*	54,610		978,884
Corning*	22,800		440,724
Lucent Technologies*	175,800		571,350
Lucent Technologies* (exercise price of $2.75, expiring 12/10/2007)	189,522	wts.	180,994
Nokia (ADR)	66,000	shs.	1,116,060
QUALCOMM	13,400		598,779
			3,886,791
Computers and Peripherals 2.2%
Apple Computer*	3,100		166,206
Dell*	6,970		238,339
EMC*	45,300		586,182
International Business Machines	14,100		1,131,102
			2,121,829
Consumer Finance 0.4%
American Express	7,240		415,866

Containers and Packaging 0.6%
Smurfit-Stone Container*	61,300		634,455

Diversified Consumer Services 0.4%
ServiceMaster	27,100		366,934

Diversified Financial Services 3.5%
CIT Group	3,600		162,648
Citigroup	48,383		2,202,394
JPMorgan Chase	30,540		1,036,222
			3,401,264
Diversified Telecommunication Services 1.7%
Citizen Communications	45,000		609,750
SBC Communications	9,800		234,906
Verizon Communications	23,500		768,215
			1,612,871
Energy Equipment and Services 0.8%
National Oilwell Varco*	2,600	(1)	171,080
Tidewater	8,300	(1)	403,961
Transocean*	2,900	(1)	177,799
			752,840
Food and Staples Retailing 3.0%
Albertson's	34,300		879,795
CVS	11,400		330,714
Kroger*	24,200		498,278
Wal-Mart Stores	26,510		1,161,669
			2,870,456
Food Products 0.4%
McCormick	10,700		349,141

Health Care Equipment and Supplies 0.7%
Boston Scientific*	14,500		338,865
Medtronic	5,900		316,358
			655,223
Health Care Providers and Services 1.0%
Aetna	2,200		189,508
HCA	6,700		321,064
WellPoint*	5,800		439,756
			950,328
Hotels, Restaurants and Leisure 0.4%
Applebee's International	18,400		380,604

Household Products 0.7%
Colgate-Palmolive	6,300		332,577
Procter & Gamble	6,060		360,328
			692,905
Industrial Conglomerates 3.5%
General Electric	69,640		2,344,779
Tyco International	38,670		1,076,959
			3,421,738
Insurance 1.9%
American International Group	19,700		1,220,612
Prudential Financial	8,800		594,528
			1,815,140
Internet Software and Services 2.0%
Google (Class A)*	1,900		600,628
Symantec*	45,012		1,019,297
Yahoo!*	8,300		281,080
			1,901,005
Machinery 1.0%
Deere	5,270		322,524
Illinois Tool Works	7,840		645,467
			967,991
Media 3.6%
Clear Channel Communications	14,010		460,789
Comcast (Class A)*	19,300		565,972
News Corp. (Class A)	32,900		512,911
Time Warner	51,670		935,744
Univision Communications (Class A)*	19,510		517,600
Viacom (Class B)	13,700		452,237
			3,445,253
Metals and Mining 0.6%
Alcoa	12,100		295,482
Freeport-McMoRan Copper & Gold (Class B)	6,300		306,117
			601,599
Multiline Retail 1.0%
Dollar General	34,300		629,062
Federated Department Stores	5,100		341,037
			970,099
Oil, Gas and Consumable Fuels 3.7%
Chevron	14,420	(1)	933,407
ConocoPhillips	12,300	(1)	859,893
Exxon Mobil	25,610	(1)	1,627,259
Pogo Producing	3,000	(1)	176,820
			3,597,379
Personal Products 0.6%
Avon Products	10,800		291,600
Gillette	4,800		279,360
			570,960
Pharmaceuticals 6.7%
Andrx*	33,000		509,025
Eli Lilly	8,500		454,920
Forest Laboratories*	13,000		506,610
Johnson & Johnson	20,400		1,290,912
Novartis (ADR)	13,300		678,300
Pfizer	60,358		1,507,139
Sanofi-Aventis (ADR)	8,100		336,555
Valeant Pharmaceuticals	27,500		552,200
Wyeth	14,420		667,214
			6,502,875
Semiconductors and Semiconductor Equipment 1.9%
Advanced Micro Devices*	25,000		630,000
Broadcom (Class A)*	11,000		516,065
Intel	26,500		653,092
			1,799,157
Software 3.1%
Computer Associates International	21,500		597,915
Mercury Interactive*	9,100		360,269
Microsoft	79,140		2,035,876
			2,994,060
Specialty Retail 1.2%
The Gap	18,100		315,483
Home Depot	12,300		469,122
Limited Brands	17,000		347,310
			1,131,915
Thrifts and Mortgage Finance 1.1%
Fannie Mae	15,100		676,782
Freddie Mac	6,400		361,344
			1,038,126
Tobacco 1.7%
Altria Group	22,960		1,692,382

Wireless Telecommunication Services 1.9%
American Tower (Class A)*	33,700		840,815
Nextel Partners (Class A)*	12,600		316,071
Sprint Nextel	27,600		656,328
			1,813,214

Total Common Stocks and Warrants			64,606,635

	Principal Amount
US Government and Government Agency Securities 16.3%
US Government Securities 10.5%
US Treausry Bonds 5.375%, 2/15/2031	$2,040,000		2,286,077
US Treasury Notes:
3.375%, 2/28/2007	195,000	(1)	192,928
3.625%, 6/30/2007	2,270,000		2,249,075
4.125%, 8/15/2008	1,700,000		1,698,009
3.875%, 7/15/2010	260,000		256,131
4.25%, 8/15/2015	3,450,000		3,429,518

			10,111,738
Government Agency SecuritiesØ 4.7%
Fannie Mae:
4.5%, 8/15/2008	1,300,000		1,294,545
5%, 3/2/2015	1,920,000		1,914,993
Freddie Mac:
4.125%, 11/18/2009	535,000		527,548
5.2%, 3/5/2019	610,000		604,420
6.25%, 7/15/2032	165,000		197,755

			4,539,261
Government Agency Mortgage-Backed Securities†Ø 1.1%
Fannie Mae:
7%, 1/1/2008	62,013		64,066
7%, 2/1/2012	28,550		29,495
8.5%, 9/1/2015	69,980		74,594
6.5%, 5/1/2017	107,280		111,007
5.5%, 2/1/2018	220,786		224,139
7%, 1/1/2032	112,939		118,260
7%, 5/1/2032	244,965		256,505
Freddie Mac Gold:
6%, 11/1/2010	78,830		81,540
8%, 12/1/2023	78,007		83,420

			1,043,026

Total US Government and Government Agency Securities			15,694,025

Corporate Bonds 12.5%
Aerospace and Defense 0.3%
International Lease Finance 5%, 4/15/2010	205,000		205,935
United Technologies 4.875%, 5/1/2015	70,000		70,028
			275,963
Beverages 0.6%
Anheuser-Busch 7%, 12/1/2025	375,000		388,626
PepsiAmericas 4.875%, 1/15/2015	180,000		178,245
			566,871
Biotechnology 0.2%
Amgen 4%, 11/18/2009	165,000		161,468

Capital Markets 0.2%
Lehman Brothers Holdings 4.01%, 11/10/2009#	195,000		196,018

Commercial Banks 1.4%
Bank of America 4.5%, 8/1/2010	360,000		356,690
Key Bank 5.7%, 8/15/2012	240,000		250,134
US Bancorp 4.5%, 7/29/2010	360,000		356,836
Wells Fargo 3.874%, 3/10/2008#	370,000		370,260
			1,333,920
Commercial Finance 0.6%
Aiful 5%, 8/10/2010††	570,000		566,841

Consumer Finance 1.1%
Ford Motor Credit 7.875%, 6/15/2010	460,000		448,061
General Motors Acceptance 6.875%, 9/15/2011	470,000		428,022
SLM 3.81%, 2/1/2010#	190,000		186,200
			1,062,283
Diversified Financial Services 1.5%
Capital One Financial 5.5%, 6/1/2015	310,000		312,398
CIT Group:
4.75%, 8/15/2008	220,000		220,207
5%, 2/13/2014	225,000		223,026
Citigroup:
4.625%, 8/3/2010	280,000		278,528
5.875%, 2/22/2033	75,000		77,278
First Data 4.95%, 6/15/2015	145,000		144,153
MBNA 6.125%, 3/1/2013	198,000		211,561
			1,467,151
Diversified Telecommunication Services 0.3%
BellSouth 6%, 11/15/2034	45,000		45,344
Sprint Capital 8.75%, 3/15/2032	155,000		208,479
			253,823
Electric Utilities 0.5%
Commonwealth Edison 6.15%, 3/15/2012	290,000		301,646
Consumers Energy 5.8%, 9/15/2035	155,000		152,956
			454,602
Food and Staples Retailing 1.8%
CVS 4.875%, 9/15/2014	205,000		201,065
Safeway 7.25%, 2/1/2031	95,000		100,774
Wal-Mart Stores:
4.75%, 8/15/2010	945,000		946,611
5.25%, 9/1/2035	475,000		461,375
			1,709,825
Food Products 0.2%
Archer Daniels Midland 5.375%, 9/15/2035	175,000		170,178

Health Care Providers and Services 0.3%
UnitedHealth Group 3.30%, 1/30/2008	280,000		272,256

Household Durables 0.3%
Centex 4.875%, 8/15/2008	275,000		274,297

Insurance 0.1%
Marsh & McLennan 5.75%, 9/15/2015	155,000		153,666

Media 0.9%
Comcast 5.65%, 6/15/2035	155,000		145,389
Cox Communications 7.75%, 11/1/2010	475,000		526,175
Time Warner 7.7%, 5/1/2032	155,000		184,077
			855,641
Metals and Mining 0.2%
Teck Cominco 6.125%, 10/1/2035	185,000		182,030

Multiline Retail 0.3%
May Department Stores 6.7%, 7/15/2034	315,000		330,955

Multi-Utilities 0.3%
Alabama Power 4.026%, 8/25/2009#	215,000		215,810
Southern California Edison 5%, 1/15/2016	90,000		89,757
			305,567
Office Electronics 0.1%
Pitney Bowes 4.75%, 1/15/2016	70,000		68,574

Oil, Gas and Consumable Fuels 0.3%
Ras Laffan Liquefied Natural Gas 5.298%, 9/30/2020††	275,000		275,155

Pharmaceuticals 0.2%
Genentech:
4.75%, 7/15/2015††	80,000		78,614
5.25%, 7/15/2035††	170,000		164,399
			243,013
Thrifts and Mortgage Finance 0.1%
Countrywide Home Loans 4.04%, 11/16/2007#	150,000		150,486

Wireless Telecommunication Services 0.7%
Telecom Italia Capital 5.25%, 10/1/2015	330,000		324,890
Verizon Global Funding 7.75%, 12/1/2030	60,000		73,321
Verizon Wireless Capital 5.375%, 12/15/2006	325,000		328,248
			726,459

Total Corporate Bonds			12,057,042

Asset-Backed Securities† 1.2%
Electric Utilities 1.2%
Peco Energy Transition Trust 6.05%, 3/1/2009	1,197,522		1,215,472

	Shares Subject to Call
Call Options Purchased* 0.3%
Chemicals 0.0%
E.I duPont de Nemours, expiring January 2006 at $35	4,200	30,240

Communications Equipment 0.1%
Corning, expiring January 2006 at $20	37,500	56,250

Electronic Equipment and Instruments 0.0%
Symbol Technologies, expiring January 2006 at $10	21,500	19,350

Food and Staples Retailing 0.0%
Albertson's, expiring March 2006 at $25	6,100	14,030

Industrial Conglomerates 0.1%
3M, expiring January 2006 at $70	6,800	82,960

Pharmaceuticals 0.1%
Andrx, expiring January 2006 at $15	21,800	91,560

Wireless Telecommunication Services 0.0%
Nextel Partners, expiring October 2005 at $27.50	7,000	525
Nextel Partners, expiring October 2005 at $30	4,600	230
Nextel Partners, expiring November 2005 at $27.50	4,700	1,175
Nextel Partners, expiring November 2005 at $30	14,200	1,420
Nextel Partners, expiring January 2006 at $25	8,800	20,680
		24,030

Total Call Options Purchased		318,420

	Principal Amount
Short-Term Holdings 3.0%
US Government and Government Agency Securities 1.8%
US Government Securities 0.5%
US Treasury Notes:
5.75%, 11/15/2005	$ 165,000	(1)	165,484
1.875%, 12/31/2005	165,000	(1)	164,336
2.25%, 4/30/2006	158,000	(1)	156,494

Total US Government Securities			486,314

US Government Agency Security 1.3%
Federal Home Loan Bank 3.11%, 10/7/2005	1,230,000		1,229,272

Total US Government and Government Agency Securities			1,715,586

Repurchase Agreement 1.2%
State Street Bank 3.1%, dated 9/30/2005, maturing 10/3/2005, in the amount of $1,162,300, collateralized by: $1,215,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $1,201,331	1,162,000		1,162,000

Total Short-Term Holdings			2,877,586

Total Investments 100.2%			96,769,180

Other Assets Less Liabilities (0.2)%			(239,029)

Net Assets 100.0%			$ 96,530,151

	Shares Subject to Call/Put
Options Written
Call Options Written
Amgen, expiring October 2005 at $85	1,200	$(900)
Chevron, expiring October 2005 at $65	7,200	(9,720)
ConocoPhillips, expiring October 2005 at $70	6,200	(11,470)
Exxon Mobil, expiring October 2005 at $65	8,500	(6,375)
National Oilwell Varco, expiring October 2005 at $65	2,600	(7,150)
Pogo Producing, expiring October 2005 at $55	3,000	(13,350)
Tidewater, expiring October 2005 at $45	8,300	(32,370)
Transocean, expiring October 2005 at $65	2,900	(2,030)

Total Call Options Written		(83,365)

Put Options Written
Albertson's, expiring March 2006 at $25	6,100	(11,590)
Apple Computer, expiring October 2005 at $52.50	3,100	(5,425)
Corning, expiring November 2005 at $17.50	9,200	(4,600)
Nextel Partners, expiring January 2006 at $30	6,300	(31,500)

Total Put Options Written		(53,115)

Total Options Written		$(136,480)

*	Non-income producing security.
ADR -	American Depositary Receipt.
(1)	All or part of the security is held as collateral for options written.
†
Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

††	The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
#	Floating rate security, the interest rate is reset periodically.

The cost of investments for federal income tax purposes was $94,307,568. The tax basis gross appreciation and depreciation of portfolio securities were $5,987,281 and $3,525,668, respectively. Net appreciation was $2,461,113.

Security Valuation - Investment in equity securities, US Government and Government agency securities, bonds and asset-backed securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (the Fund's investment manager, the "Manager") based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts,and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.